Filed Pursuant to Rule 497(c)
1933 Act File No. 333-82865
1940 Act File No. 811-09447

Jacob Funds Inc.

January 22, 2013

On behalf Jacob Internet Fund, Jacob Small Cap Growth Fund, and Jacob Wisdom Fund, each a series of Jacob Funds Inc. (the “Funds”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) under the Securities Act on January 4, 2013; such form of Supplement (accession number 0001450791-13-000005) is incorporated by reference into this Rule 497 Document.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE